Accounts Receivables - Schedule of Aging of Accounts Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Accounts receivable	R$ 875,382	R$ 1,165,866
Current (not past due)
Disclosure of financial assets [line items]
Accounts receivable	743,715	1,143,879
Current (not past due) | Up to 30 days
Disclosure of financial assets [line items]
Accounts receivable	476,378	734,218
Current (not past due) | 31 to 60 days
Disclosure of financial assets [line items]
Accounts receivable	69,729	110,392
Current (not past due) | 61 to 90 days
Disclosure of financial assets [line items]
Accounts receivable	46,007	82,142
Current (not past due) | 91 to 180 days
Disclosure of financial assets [line items]
Accounts receivable	86,215	170,182
Current (not past due) | 181 to 360 days
Disclosure of financial assets [line items]
Accounts receivable	65,386	46,945
Past due
Disclosure of financial assets [line items]
Accounts receivable	131,667	21,987
Past due | Up to 30 days
Disclosure of financial assets [line items]
Accounts receivable	104,377	7,429
Past due | 31 to 60 days
Disclosure of financial assets [line items]
Accounts receivable	8,371	4,149
Past due | 61 to 90 days
Disclosure of financial assets [line items]
Accounts receivable	4,228	5,720
Past due | 91 to 180 days
Disclosure of financial assets [line items]
Accounts receivable	5,077	111
Past due | 181 to 360 days
Disclosure of financial assets [line items]
Accounts receivable	6,178	563
Past due | Over 360 days
Disclosure of financial assets [line items]
Accounts receivable	R$ 3,436	R$ 4,015